UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina    April 30, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               71
                                                  -----------------------

Form 13F Information Table Value Total:              143,421,709 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101     4799498     53800SH               Sole        N/A       53800
ABB Ltd                         ADR           375204      479696     23503SH               Sole        N/A       23503
Agilent Technologies            Common     00846U101     2247176     50487SH               Sole        N/A       50487
Apple Computer                  Common      37833100     3304120      5511SH               Sole        N/A        5511
Automatic Data Processing       Common     053015103     2664518     48279SH               Sole        N/A       48279
Banco Santander Central         Common     05964H105      518530     67605SH               Sole        N/A       67605
Bank of Nova Scotia             Common      64149107      575139     10263SH               Sole        N/A       10263
Bard CR Inc.                    Common      67383109     2301262     23311SH               Sole        N/A       23311
BB&T Corporation                Common      54937107     2815871     89706SH               Sole        N/A       89706
Becton Dickinson & Co           Common      75887109     2482005     31964SH               Sole        N/A       31964
BHP Billiton ADR                ADR         88606108     1277929     17650SH               Sole        N/A       17650
Canon ADR                       ADR        138006309      850969     17855SH               Sole        N/A       17855
Carbo Ceramics                  Common     140781105     2467003     23395SH               Sole        N/A       23395
Cisco Systems Inc.              Common     17275R102     2384895    112761SH               Sole        N/A      112761
Coca-Cola                       Common     191216100     2806163     37916SH               Sole        N/A       37916
ConocoPhillips                  Common     20825C104     2501641     32912SH               Sole        N/A       32912
Costco Wholesale Corp Del       Common     22160K105     3226396     35533SH               Sole        N/A       35533
Cummins Inc                     Common     231021106      482561      4020SH               Sole        N/A        4020
Deere & Company                 Common     244199105     3416488     42231SH               Sole        N/A       42231
Dentsply International          Common     249030107     2644447     65897SH               Sole        N/A       65897
DuPont                          Common     263534107     2999060     56693SH               Sole        N/A       56693
Ecolab Inc.                     Common     278865100     2636555     42718SH               Sole        N/A       42718
Elbit Systems Ltd               Common     M3760D101      214745      5572SH               Sole        N/A        5572
Eli Lilly                       Common     532457108     1743475     43300SH               Sole        N/A       43300
Emerson Electric                Common     291011104     2258768     43288SH               Sole        N/A       43288
ENI S P A Sponsored Adr         ADR        26874R108      718125     15338SH               Sole        N/A       15338
Exxon Mobil                     Common     30231G102     5850806     67460SH               Sole        N/A       67460
FedEX Corp                      Common     31428X106     1266841     13776SH               Sole        N/A       13776
General Electric Co             Common     369604103     3318835    165363SH               Sole        N/A      165363
General Mills                   Common     370334104     2602043     65958SH               Sole        N/A       65958
Google Inc Class A              Common     38259P508     2347580      3661SH               Sole        N/A        3661
Hasbro, Inc.                    Common     418056107     2344278     63842SH               Sole        N/A       63842
Honda Motor ADR                 ADR        438128308      621336     16168SH               Sole        N/A       16168
HSBC Holdings ADR               ADR        404280406      697145     15705SH               Sole        N/A       15705
Idexx Laboratories              Common     45168D104     3261185     37292SH               Sole        N/A       37292
Illinois Tool Works Inc         Common     452308109     2522533     44162SH               Sole        N/A       44162
Intel                           Common     458140100     3977008    141455SH               Sole        N/A      141455
Internatl Business Mach         Common     459200101     5647947     27069SH               Sole        N/A       27069
IShares MidCap S&P 400          ETF        464287507      321969      3245SH               Sole        N/A        3245
J P Morgan Chase & Co Inc       Common     46625H100     2403972     52283SH               Sole        N/A       52283
Johnson & Johnson               Common     478160104     5358920     81245SH               Sole        N/A       81245
Kimberly Clark                  Common     494368103     2539304     34366SH               Sole        N/A       34366
Laboratory CP Amer Hldgs        Common     50540R409     2431760     26565SH               Sole        N/A       26565
Lowes                           Common     548661107     2650010     84449SH               Sole        N/A       84449
Makita Corp ADR                 ADR        560877300      569479     14145SH               Sole        N/A       14145
McCormick & Company             Common     579780206     2689658     49415SH               Sole        N/A       49415
MDU Resources Group Inc         Common     552690109     1782669     79619SH               Sole        N/A       79619
Medtronic Inc.                  Common     585055106     2118141     54048SH               Sole        N/A       54048
Merck & Co Inc                  Common     58933Y105     2262298     58914SH               Sole        N/A       58914
Microsoft                       Common     594918104     2802089     86873SH               Sole        N/A       86873
National Fuel Gas Co            Common     636180101     1767207     36725SH               Sole        N/A       36725
Novartis ADR                    ADR        66987V109      971060     17525SH               Sole        N/A       17525
Pepsico                         Common     713448108     1884804     28407SH               Sole        N/A       28407
Potash Corp Saskatchewan        Common     73755L107      554357     12133SH               Sole        N/A       12133
Proctor & Gamble                Common     742718109     2859987     42553SH               Sole        N/A       42553
Royal Bank Canada PV$1          Common     780087102      577191      9943SH               Sole        N/A        9943
Royal Dutch Shell PLC           Common     780259206      791417     11285SH               Sole        N/A       11285
Salix Pharmaceuticals LTD       Common     795435106     2531865     48226SH               Sole        N/A       48226
Sanofi Aventis Spon ADR         ADR         80105N10     1008779     26033SH               Sole        N/A       26033
SAP AG ADR                      ADR        803054204      680466      9746SH               Sole        N/A        9746
Schlumberger Ltd                Common     806857108     2285242     32679SH               Sole        N/A       32679
Sonic Corp                      Common     835451105       91515     11916SH               Sole        N/A       11916
Telefonica SA ADR               ADR        879382208      610042     37175SH               Sole        N/A       37175
Teva Pharmaceuticals            Common     881624209     1012453     22469SH               Sole        N/A       22469
Toyota Motor Corp. ADR          ADR        892331307      825745      9511SH               Sole        N/A        9511
Unilever PLC NEW ADR            ADR        904767704     1086475     32873SH               Sole        N/A       32873
Union Pacific Corp              Common     907818108      247204      2300SH               Sole        N/A        2300
United Parcel Service Class B   Common     911312106     1208540     14972SH               Sole        N/A       14972
Vale Sa Adr                     ADR        919 12E10      403959     17315SH               Sole        N/A       17315
Wal Mart Stores Inc             Common     931142103     2421623     39569SH               Sole        N/A       39569
Wells Fargo & Co                Common     949746104     2396935     70209SH               Sole        N/A       70209


TOTAL:  $143,421,709 (thousands)

